Equity (Tables)	6 Months Ended
Jun. 27, 2026
Equity
Schedule of movement in the cash flow hedge reserve and foreign currency translation reserve

	27 June	28 June
	2026	2025
Foreign currency translation reserve	$m	$m
At 1 January	(341)	(520)
Exchange (loss)/gain on translation of foreign operations	(45)	261
Exchange gain/(loss) arising on hedging instruments	25	(68)
	(361)	(327)

	27 June	28 June
	2026	2025
Cash flow hedge reserve	$m	$m
At 1 January	18	34
Gain/(loss) arising in the period	27	(47)
Gain recycled to income statement in the period	–	(5)
Taxation	–	9
	45	(9)